Employees' Stock Options	9 Months Ended
Sep. 30, 2013
Employees' Stock Options [Abstract]
Employees' Stock Options
Note 4 - Employees' Stock Options

A.
Under the Company's 2006 Israel Equity Incentive Plan (the "Plan"), the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase the Company's ordinary shares under Section 102 which provides certain tax benefits in connection with share-based compensation to employees, officers and directors. The Company's may also grant other persons awards under its equity incentive plan. However, such other persons (controlling shareholders, services providers etc.) will not enjoy the tax benefits provided by Section 102. The plan permits the issuance of up to 1,258,392 shares of common stock.

The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche. The general vesting period of the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years from grant date, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

B.
On January 23, 2013, the Company's shareholders granted to five of its directors, options to purchase 65,000 ordinary Shares of the company, with an exercise price of $6.85 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of applicable option.

The vesting period for 20,000 options to two directors is according to the following schedule: 50% of the options shall vest on January 23, 2015, and the remaining options shall vest in 8 installments (6.25% each) every three months commencing January 23, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The vesting period for 45,000 options to three directors is in three equal installments during the three years from the grant date. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result if the described dividend adjustment mechanism and on the basis of the following assumptions:

(1)	A risk-free, annual interest rate within the range of 0.57%-1.00% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government Bonds.
(2)	An expected average volatility within the range of 39.18%-47.984%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on the NASDAQ
(3)	The average expected term of the options is within the range 4-5.5 years.

As of September 30, 2013, there was approximately $127 of unrecognized compensation cost related to non-vested options to be recognized over the remaining vesting periods under a straight-line method.

C.
During March 2013, the Company granted two of its employees options to purchase 52,500 ordinary shares of the company, with an exercise price in within the range of $7.93-$7.96 per share. The terms of the granted options provides that the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior of the date of vesting.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years of March, 2015, and during the following 2 years the remaining options shall vest in 8 installments (6.25%) at the end of each quarter until March, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1)	A risk-free, annual interest rate within the range of 0.75%-1.15% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government bonds.
(2)
An expected average volatility within the range of 44.79%-47.5%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on NASDAQ National Market since October 2006.

(3)	The Average expected term of the options is within the range of 4-5.5 years.

As of September 30, 2013, there was approximately $105 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.

D.
On May 1, 2013, the Company's shareholders granted to one of its managers, options to purchase 85,000 ordinary shares of the Company, with an exercise price of $8.03 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the day of grant and prior to the date of vesting of the applicable option.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years on may, 2015 and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter until may, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1)	A risk-free, annual interest rate within the range of 0.65%-0.86% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government bonds.
(2)
An expected average volatility within the range of 44.56%-47.43%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on NASDAQ National Market since October 2006.

(3)	The Average expected term of the options is within the range of 4-5.5 years.

As of September 30, 2013, there was approximately $180 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.

E.
On August 27, 2013, the Company's shareholders granted to one of its managers, options to purchase 17,500 ordinary shares of the Company, with an exercise price of $7.97 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the day of grant and prior to the date of vesting of the applicable option.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years on August, 2015 and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter until August, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(4)	A risk-free, annual interest rate within the range of 1.19%-1.85% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government bonds.
(5)
An expected average volatility within the range of 34.56%-45.92%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on NASDAQ National Market since October 2006.

(6)	The Average expected term of the options is within the range of 4.5-5.5 years.

As of September 30, 2013, there was approximately $35 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.

F.
On September 3, 2013, the Company's shareholders granted to three of its employees, options to purchase 107,500 ordinary shares of the Company, with an exercise price of $7.92 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the day of grant and prior to the date of vesting of the applicable option.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years on September, 2015 and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter until September, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(7)	A risk-free, annual interest rate within the range of 1.32%-1.99% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government bonds.
(8)
An expected average volatility within the range of 34.56%-45.92%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on NASDAQ National Market since October 2006.

(9)	The Average expected term of the options is within the range of 4.5-5.5 years.

As of September 30, 2013, there was approximately $231 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.